Stringer Growth Fund

Supplement dated November 2, 2015
to the Prospectus dated July 1, 2015

The following information replaces the section appearing under the heading “SUMMARY – Principal Investment Strategy of the Fund” on page 2 of the prospectus:

“The Fund is designed to meet investor needs for a diversified portfolio solution with a defined risk objective of long-term growth through a fully managed investment policy utilizing United States and foreign equity securities, debt and money market securities, the combination of which will be varied from time to time both with respect to types of securities and markets in response to changing market and economic trends. The portfolio is built around a strategic allocation which allocates the portfolio’s investments to large cap stocks, small- and mid-cap stocks, international securities (including emerging markets), and other investments. The Fund may also invest significantly in ETFs. The portfolio management team may depart from the targeted allocation range when they feel that certain sectors of the financial markets are overvalued or undervalued.  The Fund may also invest in alternative sector ETFs, such as commodity and real estate ETFs, as well as exchange-traded notes (“ETNs”). ETNs are unsecured debt obligations of investment banks which are traded on exchanges and the returns of which are linked to the performance of market indices.

The Fund may be appropriate for investors with long-term time horizons who are not sensitive to short-term losses and want to participate in the long-term growth of the financial markets. The Fund seeks to avoid or minimize the effects of inflation on the portfolio.

At times, the Fund may also invest directly in fixed-income securities. These fixed-income securities, either held directly or through ETFs, may be domestic or foreign, corporate or sovereign, and of any quality or duration. Notwithstanding the foregoing, under normal market conditions, the Fund will generally allocate 100% of its investments to equity securities. The Fund is non-diversified.”

The following information replaces the second, third and fourth paragraphs of the section appearing under the heading “INVESTMENT OBJECTIVE, STRATEGIES, RISKS AND PORTFOLIO HOLDINGS – The Fund’s Investment Objective and Principal Investment Strategy” on page 5 of the prospectus:

“The Fund is designed to meet investor needs for a diversified portfolio solution with a defined risk objective of long-term growth through a fully managed investment policy utilizing United States and foreign equity securities, debt and money market securities, the combination of which will be varied from time to time both with respect to types of securities and markets in response to changing market and economic trends. The portfolio is built around a strategic allocation which allocates the portfolio’s investments to large cap stocks, small- and mid-cap stocks, international securities (including emerging markets), and other investments. The Fund may also invest significantly in ETFs. The portfolio management team may depart from the targeted allocation range when they feel that certain sectors of the financial markets are overvalued or undervalued.  The Fund may also invest in alternative sector ETFs, such as commodity and real estate ETFs, as well as exchange-traded notes (“ETNs”). ETNs are unsecured debt obligations of investment banks which are traded on exchanges and the returns of which are linked to the performance of market indices.  The Fund will generally invest in ETNs which are linked to commodities indices; however, investing in ETNs is not equivalent to investing directly in index components or the relevant index itself.

The Fund may be appropriate for investors with long-term time horizons who are not sensitive to short-term losses and want to participate in the long-term growth of the financial markets. The Fund seeks to avoid or minimize the effects of inflation on the portfolio.

At times, the Fund may also invest in fixed-income securities. These fixed-income securities, either held directly or through ETFs, may be domestic or foreign, corporate or sovereign, and of any quality or duration. Notwithstanding the foregoing, under normal market conditions, the Fund will generally allocate 100% of its investments to equity securities.”

360 Funds
1-877-244-6235

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Stringer Moderate Growth Fund

Supplement dated November 2, 2015
to the Prospectus dated July 1, 2015

The following information replaces the section appearing under the heading “SUMMARY – Principal Investment Strategy of the Fund” on page 2 of the prospectus:

“The Fund is designed to meet investor needs for a diversified portfolio solution with a defined risk objective of long-term growth through a fully managed investment policy utilizing United States and foreign equity securities, debt and money market securities, the combination of which will be varied from time to time both with respect to types of securities and markets in response to changing market and economic trends. The portfolio is built around a strategic allocation which allocates the portfolio’s investments to large cap stocks, small- and mid-cap stocks, international securities (including emerging markets), and other investments. The Fund may also invest significantly in ETFs. The portfolio management team may depart from the targeted allocation range when they feel that certain sectors of the financial markets are overvalued or undervalued. The Fund may also invest in alternative sector ETFs, such as commodity and real estate ETFs, as well as exchange-traded notes (“ETNs”). ETNs are unsecured debt obligations of investment banks which are traded on exchanges and the returns of which are linked to the performance of market indices.

The Fund may be appropriate for investors with long-term time horizons who are not sensitive to short-term losses and want to participate in the long-term growth of the financial markets. The Fund seeks to avoid or minimize the effects of inflation on the portfolio.

At times, the Fund may also invest directly in fixed-income securities. These fixed-income securities, either held directly or through ETFs, may be domestic or foreign, corporate or sovereign, and of any quality or duration. Notwithstanding the foregoing, under normal market conditions, the Fund will generally allocate 100% of its investments to equity securities. The Fund is non-diversified.”

The following information replaces the second, third and fourth paragraphs of the section appearing under the heading “INVESTMENT OBJECTIVE, STRATEGIES, RISKS AND PORTFOLIO HOLDINGS – The Fund’s Investment Objective and Principal Investment Strategy” on page 5 of the prospectus:

“The Fund is designed to meet investor needs for a diversified portfolio solution with a defined risk objective of long-term growth through a fully managed investment policy utilizing United States and foreign equity securities, debt and money market securities, the combination of which will be varied from time to time both with respect to types of securities and markets in response to changing market and economic trends. The portfolio is built around a strategic allocation which allocates the portfolio’s investments to large cap stocks, small- and mid-cap stocks, international securities (including emerging markets), and other investments. The Fund may also invest significantly in ETFs. The portfolio management team may depart from the targeted allocation range when they feel that certain sectors of the financial markets are overvalued or undervalued. The Fund may also invest in alternative sector ETFs, such as commodity and real estate ETFs, as well as exchange-traded notes (“ETNs”). ETNs are unsecured debt obligations of investment banks which are traded on exchanges and the returns of which are linked to the performance of market indices. The Fund will generally invest in ETNs which are linked to commodities indices; however, investing in ETNs is not equivalent to investing directly in index components or the relevant index itself.

The Fund may be appropriate for investors with long-term time horizons who are not sensitive to short-term losses and want to participate in the long-term growth of the financial markets. The Fund seeks to avoid or minimize the effects of inflation on the portfolio.

At times, the Fund may also invest in fixed-income securities. These fixed-income securities, either held directly or through ETFs, may be domestic or foreign, corporate or sovereign, and of any quality or duration. Notwithstanding the foregoing, under normal market conditions, the Fund will generally allocate 100% of its investments to equity securities.”

360 Funds
1-877-244-6235

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE